Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 120.6%
	Senior Secured Floating Rate Loan Interests — 0.8% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
45,000	LSF11 A5 HoldCo LLC, Term Loan, 4.114% (SOFR + 375 bps), 10/15/28	$ 44,400
	Total Chemicals-Diversified	$44,400
	Distribution & Wholesale — 0.1%
70,000(b)	Owens & Minor, Inc., Term B-1 Facility, 3/29/29	$ 69,912
	Total Distribution & Wholesale	$69,912
	Electronic Composition — 0.0%†
49,532	Energy Acquisition LP, First Lien Initial Term Loan, 4.699% (LIBOR + 425 bps), 6/26/25	$ 48,521
	Total Electronic Composition	$48,521
	Enterprise Software & Services — 0.0%†
16,685	Verint Systems, Inc., Refinancing Term Loan, 2.231% (LIBOR + 200 bps), 6/28/24	$ 16,581
	Total Enterprise Software & Services	$16,581
	Finance-Leasing Company — 0.0%†
61,923	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$ 60,624
	Total Finance-Leasing Company	$60,624
	Gambling (Non-Hotel) — 0.1%
169,508	Scientific Games International, Inc., Initial Term B-5 Loan, 3.207% (LIBOR + 275 bps), 8/14/24	$ 168,896
	Total Gambling (Non-Hotel)	$168,896
	Human Resources — 0.1%
84,911	Team Health Holdings, Inc., Extended Term Loan, 6.25% (Term SOFR + 525 bps), 3/2/27	$ 81,116
	Total Human Resources	$81,116
	Metal Processors & Fabrication — 0.1%
114,425	Grinding Media, Inc. (Molycop, Ltd.), First Lien Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 113,638
	Total Metal Processors & Fabrication	$113,638
	Paper & Related Products — 0.1%
143,912	Schweitzer-Mauduit International, Inc., Term B Loan, 4.50% (LIBOR + 375 bps), 4/20/28	$ 141,394
	Total Paper & Related Products	$141,394
	Rental Auto & Equipment — 0.0%†
34,913	PECF USS Intermediate Holding III Corp., Initial Term Loan, 4.758% (LIBOR + 425 bps), 12/15/28	$ 34,638
	Total Rental Auto & Equipment	$34,638
	Retail-Restaurants — 0.1%
150,573	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 2.207% (LIBOR + 175 bps), 11/19/26	$ 147,637
	Total Retail-Restaurants	$147,637
	Schools — 0.1%
106,208	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.756% (LIBOR + 375 bps), 2/21/25	$ 104,947
	Total Schools	$104,947
	Telephone-Integrated — 0.0%†
67,466	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 2.207% (LIBOR + 175 bps), 3/1/27	$ 66,315
	Total Telephone-Integrated	$66,315
	Television — 0.0%†
63,747	Sinclair Television Group, Inc., Tranche B Term Loan, 2.71% (LIBOR + 225 bps), 1/3/24	$ 62,249
	Total Television	$62,249

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Transport-Equipment & Leasing — 0.1%
182,400	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 4.667% (LIBOR + 375 bps), 9/11/23	$ 178,828
	Total Transport-Equipment & Leasing	$178,828
	Total Senior Secured Floating Rate Loan Interests (Cost $1,358,271)	$1,339,696

	Asset Backed Securities — 6.5% of Net Assets
500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	$ 505,509
100,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	99,571
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	100,445
200,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	200,622
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 2.247% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	246,636
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 3.297% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	296,058
395,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 2.35% (SOFR30A + 230 bps), 1/15/37 (144A)	393,225
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	245,898
239,211	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	218,784
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 2.35% (SOFR30A + 230 bps), 2/15/37 (144A)	169,233
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 3.433% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	248,708
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	190,323
215,654	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	216,347
239,319	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	221,700
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	93,946
294,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	282,434
50,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	50,119
19,804(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	19,009
16,477	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	16,502
400,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	393,636
391,229	Finance of America Structured Securities Trust, Series 2021-S2, Class A1, 1.25%, 9/25/51	370,931
349,031	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	333,325
324,325	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	314,798
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	252,102
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 3.341% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	247,525
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 2.231% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	123,359
199,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	184,343
86,595	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	80,959
18,515	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	7,119
99,986(a)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.691% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	99,699
208,394	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	213,408
12,982	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	13,075
150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	149,760
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	97,043
350,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 2.981% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	341,585
89,251	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	86,660
78,111	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	76,818
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	186,186

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
58,987(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.457% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	$ 58,987
244,284	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	244,555
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	99,485
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	94,474
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 2.834% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	248,560
300,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	292,837
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	265,918
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	94,185
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	197,374
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 3.908% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	248,823
203,761	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	196,364
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 2.00% (SOFR30A + 195 bps), 11/15/38 (144A)	348,429
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	97,623
308,918	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	298,866
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	161,097
91,347	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	90,772
480,625	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	466,676
	Total Asset Backed Securities (Cost $11,147,007)	$10,892,425

	Collateralized Mortgage Obligations—16.4% of Net Assets
176,679(d)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 165,633
100,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.50%, 11/25/48 (144A)	98,049
230,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	226,774
275,589(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.307% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	274,679
180,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 3.207% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	178,122
82,259(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.207% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	82,277
150,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 3.157% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	148,480
190,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 4.157% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	192,864
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 5.307% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	152,485
170,045(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 4.057% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	170,234
340,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.249% (SOFR30A + 315 bps), 9/25/31 (144A)	323,209
150,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 3.799% (SOFR30A + 370 bps), 1/26/32 (144A)	144,081
450,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	423,838
100,000(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	98,417
200,000(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	189,409
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	183,588
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	93,620
300,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	286,482
250,000(d)	CIM Trust, Series 2019-R5, Class M3, 3.50%, 9/25/59 (144A)	243,320
180,000(d)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	157,321
243,410(d)	CIM Trust, Series 2021-J1, Class B1, 2.661%, 3/25/51 (144A)	218,519

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
292,872(d)	CIM Trust, Series 2021-J2, Class B1, 2.674%, 4/25/51 (144A)	$ 271,421
400,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	380,035
98,121(d)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.706%, 5/25/51 (144A)	88,570
74,904(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.907% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	75,091
17,571(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.607% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	17,571
34,927(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.557% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	34,914
63,883(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.557% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	63,883
50,365(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.457% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	50,178
390,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 3.099% (SOFR30A + 300 bps), 1/25/42 (144A)	380,711
200,000(d)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	178,090
150,000(d)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	135,022
65,384(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 2.156% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,260
228,595(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 2.257% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	227,167
196,823(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 6.057% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	197,327
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 3.549% (SOFR30A + 345 bps), 4/25/34 (144A)	142,559
550,000	Fannie Mae, Series 2013-61, Class BY, 3.00%, 6/25/43	534,914
1,740	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50%, 6/25/29	1,774
96,359(e)	Fannie Mae REMICS, Series 2020-83, Class EI, 4.00%, 11/25/50	18,242
17,180	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.50%, 3/15/35	18,671
218,500(a)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.153% (1 Month USD LIBOR + 655 bps), 8/15/42	40,572
458,145(d)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.50%, 6/25/51 (144A)	418,041
452,947(d)	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50%, 8/25/51 (144A)	420,244
105,666(e)	Freddie Mac REMICS, Series 4999, Class QI, 4.00%, 5/25/50	19,400
221,115(e)	Freddie Mac REMICS, Series 5018, Class EI, 4.00%, 10/25/50	40,815
138,953(e)	Freddie Mac REMICS, Series 5067, Class GI, 4.00%, 12/25/50	26,809
272,291(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.557% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	281,858
280,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.457% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	294,041
12,747(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 4.207% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	12,762
150,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.899% (SOFR30A + 480 bps), 10/25/50 (144A)	152,252
127,754(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.899% (SOFR30A + 280 bps), 10/25/50 (144A)	127,997
110,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.749% (SOFR30A + 565 bps), 12/25/50 (144A)	101,195
130,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.707% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	132,927
35,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.749% (SOFR30A + 265 bps), 1/25/51 (144A)	30,993
245,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.849% (SOFR30A + 475 bps), 1/25/51 (144A)	213,109
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.149% (SOFR30A + 305 bps), 1/25/34 (144A)	37,292

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
140,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.099% (SOFR30A + 500 bps), 8/25/33 (144A)	$ 124,407
350,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 3.849% (SOFR30A + 375 bps), 12/25/41 (144A)	314,578
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B1, 3.499% (SOFR30A + 340 bps), 1/25/42 (144A)	90,745
170,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M1B, 3.55% (SOFR30A + 350 bps), 3/25/42 (144A)	173,993
310,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.757% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	309,273
160,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.499% (SOFR30A + 740 bps), 11/25/50 (144A)	168,412
130,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, 3.749% (SOFR30A + 365 bps), 11/25/41 (144A)	123,074
550,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, 3.849% (SOFR30A + 375 bps), 2/25/42 (144A)	537,804
86,209(d)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	85,946
7,271	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	7,391
536,044(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	84,244
470,889(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 2.901% (1 Month USD LIBOR + 335 bps), 1/20/50	25,950
2,125	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	2,140
126,394(d)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	124,503
397,440(d)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.395%, 4/25/52 (144A)	358,925
267,589(d)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A4, 2.50%, 7/25/52 (144A)	244,589
353,900(d)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	323,205
68,968(a)	Home Re Ltd., Series 2019-1, Class M1, 2.107% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,932
150,000(a)	Home Re Ltd., Series 2020-1, Class M1C, 4.607% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	150,603
150,000(a)	Home Re Ltd., Series 2020-1, Class M2, 5.707% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	151,470
225,000(a)	Home Re Ltd., Series 2021-1, Class M2, 3.307% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	206,848
130,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	127,853
100,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	97,109
171,191(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.231%, 7/25/51 (144A)	155,891
486,300(d)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 10/25/51 (144A)	451,190
100,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	87,244
100,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	88,129
450,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	450,562
240,876(d)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 3.591%, 10/25/49 (144A)	242,743
393,849(d)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.817%, 12/25/51 (144A)	348,268
148,471(d)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.175%, 2/25/52 (144A)	135,259
133,837(d)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.15%, 4/25/52 (144A)	122,122
506,540(d)	JP Morgan Mortgage Trust, Series 2021-14, Class B1, 3.167%, 5/25/52 (144A)	463,170
497,008(d)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	460,373
245,124(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.99%, 10/25/51 (144A)	217,820
458,051(d)	JP Morgan Mortgage Trust, Series 2021-INV2, Class A2, 2.50%, 12/25/51 (144A)	424,717
162,967(d)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	149,240
299,454(d)	JP Morgan Mortgage Trust, Series 2022-2, Class B1, 3.138%, 8/25/52 (144A)	273,257
240,000(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.122%, 8/25/52 (144A)	209,321
353,933(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class A15, 3.00%, 3/25/52 (144A)	333,126
199,314(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.302%, 3/25/52 (144A)	180,449
275,000(d)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.529%, 7/25/52 (144A)	244,967

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
196,099(d)	JP Mortgage Trust, Series 2021-INV1, Class B2, 2.99%, 10/25/51 (144A)	$ 170,606
58,056(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.50% (Panamanian Mortgage Reference Rate -125 bps), 12/23/36 (144A)	59,218
18,184(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate -300 bps), 9/8/39 (144A)	18,502
198,345(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.955% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	199,796
466,614(d)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	426,385
341,671(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.652%, 4/25/51 (144A)	299,388
294,027(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.682%, 6/25/51 (144A)	258,659
199,343(d)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.329%, 3/25/52 (144A)	178,026
119,027(d)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	117,042
518,074(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.496%, 4/25/66 (144A)	517,986
400,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	380,187
351,284(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.951%, 3/25/51 (144A)	310,652
89,718(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	89,171
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	189,805
97,594(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 4.057% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	97,660
150,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.707% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	151,003
341,926(d)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	296,188
274,464(d)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	250,535
197,158(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.639%, 10/25/51 (144A)	174,735
7,458(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.857% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	7,460
197,944(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.407% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	198,207
370,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 2.207% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	352,452
347,278(d)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.708%, 12/25/51 (144A)	301,424
148,180(d)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.715%, 10/25/51 (144A)	130,025
393,275(d)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.565%, 6/25/51 (144A)	343,280
351,804(d)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	321,646
494,431(d)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.017%, 9/25/51 (144A)	444,919
100,176(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	98,126
247,773(d)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	228,521
18,316(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	18,414
380,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 4.657% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	368,607
80,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.857% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	79,800
250,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.306%, 11/25/60 (144A)	236,717
300,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.80%, 7/25/56 (144A)	298,146
300,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	275,262
385,575(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	375,138
148,577(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.957% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	148,540
150,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 6.057% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	150,736
480,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.857% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	480,364
174,136(d)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.247%, 1/25/52 (144A)	156,508
217,393(d)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	211,710
	Total Collateralized Mortgage Obligations (Cost $29,303,688)	$27,634,496

	Commercial Mortgage-Backed Securities—8.7% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 2.90% (SOFR30A + 285 bps), 12/17/24 (144A)	$ 147,029

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
410,000	BANK, Series 2017-BNK7, Class AS, 3.748% , 9/15/60	$ 412,236
158,956(c)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000% , 7/25/37 (144A)	—
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.447% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	246,081
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944% , 7/15/51	128,220
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963% , 1/15/52	255,233
200,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289% , 9/15/48 (144A)	186,805
100,000(d)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833% , 4/15/55	101,693
500,000(d)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843% , 3/9/44 (144A)	471,825
300,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.797% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	289,363
400,000	BX Trust, Series 2019-OC11, Class A, 3.202% , 12/9/41 (144A)	386,546
975,000(a)	BX Trust, Series 2021-ARIA, Class D, 2.292% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	952,965
136,313	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597% , 1/10/48	136,509
148,913(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.447% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	144,790
250,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805% , 3/10/47	254,515
250,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% , 10/10/47	251,294
125,000(d)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.575% , 9/10/58	124,889
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.00% , 10/10/49 (144A)	211,073
150,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% , 10/12/50	150,351
100,000(d)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179% , 3/10/51	102,218
500,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% , 2/15/53	475,981
300,000	Citigroup COmmercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149% , 1/10/36 (144A)	303,548
245,748(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.497% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	242,983
220,000(d)	COLEM Mortgage Trust, Series 2022-HLNE, Class D, 2.543% , 4/12/42 (144A)	191,540
194,104	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822% , 10/15/45	194,002
238,711	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546% , 6/10/47	237,127
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42% , 8/10/47	148,849
175,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035% , 2/10/48	173,172
181,833	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651% , 2/10/49	181,590
250,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.547% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	245,306
225,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.099% (SOFR30A + 400 bps), 11/25/51 (144A)	214,033
90,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.036% , 7/25/27 (144A)	90,832
150,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.064% , 7/25/27 (144A)	147,357
181,001(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 2.691% (1 Month USD LIBOR + 245 bps), 10/25/28	179,527
100,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.382% , 2/25/52 (144A)	101,006
97,551(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.541% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	97,173
144,964(d)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39% , 6/25/25	144,738
710,071(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.652% , 10/16/58	29,972
150,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 2.497% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	145,370
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396% , 2/10/48	199,448
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145% , 2/11/41 (144A)	333,382
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% , 8/15/49	440,254
200,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881% , 1/5/31 (144A)	199,638

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248% , 7/5/33 (144A)	$ 252,880
150,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99% , 6/15/49	142,251
200,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% , 12/15/49	198,791
100,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.071% , 12/15/49 (144A)	85,644
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211% , 6/15/51	260,655
1,600,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.10% , 6/15/51	11,593
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469% , 6/15/52 (144A)	217,490
500,000(a)	Med Trust, Series 2021-MDLN, Class E, 3.547% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	487,446
225,000(a)	Med Trust, Series 2021-MDLN, Class F, 4.397% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	219,636
60,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.132% , 3/15/48	53,285
250,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276% , 7/11/40 (144A)	255,562
40,104(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 2.157% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	39,329
550,000(a)	NCMF Trust, Series 2022-MFP, Class B, 2.69% (1 Month Term SOFR + 239 bps), 3/15/39 (144A)	545,854
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713% , 4/13/33 (144A)	78,306
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.407% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	221,314
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 3.806% (SOFR30A + 370 bps), 1/25/37 (144A)	209,768
550,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851% , 7/15/41 (144A)	470,815
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617% , 9/15/57	261,945
226,934	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294% , 1/15/59	225,895
186,396	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684% , 10/15/49	181,371
450,000(d)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012% , 3/15/51	464,405
	Total Commercial Mortgage-Backed Securities (Cost $15,195,915)	$14,554,698

	Corporate Bonds — 30.7% of Net Assets
	Advertising — 0.4%
407,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 437,033
255,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	241,671
	Total Advertising	$678,704
	Aerospace & Defense — 1.0%
774,000	Boeing Co., 3.75%, 2/1/50	$ 688,830
480,000	Boeing Co., 3.90%, 5/1/49	432,889
125,000	Boeing Co., 5.805%, 5/1/50	144,274
471,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	436,242
	Total Aerospace & Defense	$1,702,235
	Airlines — 0.9%
20,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 18,875
217,512	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	207,766
349,437	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.80%, 8/15/27 (144A)	357,702
45,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	40,762
140,421	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	133,100
148,594	British Airways 2019-1 Class AA Pass Through Trust, 3.30%, 12/15/32 (144A)	140,612
48,020	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	48,022
62,115	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	68,636
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	85,779
148,173	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	138,853

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
57,008	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	$ 57,034
83,808	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	82,758
50,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	49,219
50,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	47,548
	Total Airlines	$1,476,666
	Auto Manufacturers — 0.7%
190,000	BMW US Capital LLC, 3.70%, 4/1/32 (144A)	$ 192,020
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	181,306
225,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	231,419
216,000	General Motors Co., 6.60%, 4/1/36	250,883
353,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	357,672
	Total Auto Manufacturers	$1,213,300
	Auto Parts & Equipment — 0.1%
105,000	Dana, Inc., 4.25%, 9/1/30	$ 96,096
	Total Auto Parts & Equipment	$96,096
	Banks — 7.3%
600,000(d)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 549,487
200,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	181,788
535,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	536,415
200,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	192,502
318,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	310,826
200,000(d)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	180,889
600,000(d)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	538,596
375,000(d)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	340,800
663,000(d)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	628,788
255,000(d)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	227,304
390,000(d)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	353,032
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	205,771
250,000(d)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	224,323
400,000(d)(f)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	400,500
235,000(d)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	213,644
286,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	286,328
215,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	220,521
150,000	HSBC Bank Plc, 7.65%, 5/1/25	165,915
355,000(d)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	319,920
375,000(d)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	340,929
200,000(d)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	205,906
635,000(d)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	540,544
305,000(d)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	278,735
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	409,719
335,000(d)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	294,895
195,000(d)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	173,102
645,000(d)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	553,623
210,000(d)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	196,213
200,000(d)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	174,039
200,000(d)(f)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	186,250
575,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	532,243
400,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	383,451

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Banks — (continued)
415,000(d)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	$ 377,160
700,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	647,554
240,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	229,358
200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	211,858
595,000(d)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	533,320
	Total Banks	$12,346,248
	Beverages — 0.6%
800,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$ 974,948
	Total Beverages	$974,948
	Biotechnology — 0.3%
55,000	Amgen, Inc., 4.20%, 2/22/52	$ 56,849
140,000	Amgen, Inc., 4.40%, 2/22/62	145,255
175,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	172,960
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	188,250
	Total Biotechnology	$563,314
	Building Materials — 0.2%
150,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	$ 146,730
20,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	18,603
190,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	174,800
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	9,907
	Total Building Materials	$350,040
	Chemicals — 0.4%
75,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$ 67,787
103,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	103,126
341,000	Olin Corp., 5.00%, 2/1/30	335,033
35,000	Olin Corp., 5.625%, 8/1/29	35,663
200,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	187,000
	Total Chemicals	$728,609
	Commercial Services — 0.6%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 124,455
115,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	108,422
150,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	144,768
220,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	210,771
55,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	52,112
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	176,292
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	204,818
	Total Commercial Services	$1,021,638
	Cosmetics/Personal Care — 0.1%
120,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 119,794
	Total Cosmetics/Personal Care	$119,794
	Diversified Financial Services — 1.5%
225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 202,859
265,000	Air Lease Corp., 2.10%, 9/1/28	232,162
165,000	Air Lease Corp., 2.875%, 1/15/32	147,753
215,000	Air Lease Corp., 3.125%, 12/1/30	198,799
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	29,927

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
225,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	$ 201,658
289,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	293,696
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	446,831
140,000	OneMain Finance Corp., 3.50%, 1/15/27	129,500
404,000	OneMain Finance Corp., 4.00%, 9/15/30	356,530
100,000(d)	OWS Cre Funding I LLC, 5.355% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	99,660
283,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	252,159
	Total Diversified Financial Services	$2,591,534
	Electric — 2.0%
270,062	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 235,263
280,000	AES Corp., 2.45%, 1/15/31	251,008
100,000	AES Corp., 3.95%, 7/15/30 (144A)	99,066
210,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	195,521
699,000	Calpine Corp., 3.75%, 3/1/31 (144A)	625,734
35,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	32,200
290,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	267,722
255,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	224,400
40,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28 (144A)	38,800
255,000	Puget Energy, Inc., 2.379%, 6/15/28	233,569
240,000	Puget Energy, Inc., 4.10%, 6/15/30	239,571
55,000	Puget Energy, Inc., 4.224%, 3/15/32	55,119
243,000	Sempra Energy, 3.40%, 2/1/28	242,813
470,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	451,735
200,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	189,000
	Total Electric	$3,381,521
	Electrical Components & Equipments — 0.0%†
65,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 64,350
	Total Electrical Components & Equipments	$64,350
	Electronics — 0.0%†
70,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 65,100
	Total Electronics	$65,100
	Energy-Alternate Sources — 0.0%†
40,395	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 44,031
	Total Energy-Alternate Sources	$44,031
	Engineering & Construction — 0.2%
207,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	$ 195,098
105,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	95,156
	Total Engineering & Construction	$290,254
	Entertainment — 0.2%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 361,830
	Total Entertainment	$361,830
	Food — 0.6%
75,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$ 72,938
120,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	110,850
110,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	98,176

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Food — (continued)
235,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	$ 212,604
60,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	60,639
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	192,954
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	181,537
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	22,016
	Total Food	$951,714
	Forest Products & Paper — 0.0%†
80,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 74,300
	Total Forest Products & Paper	$74,300
	Gas — 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 106,514
174,162	Nakilat, Inc., 6.267%, 12/31/33 (144A)	209,203
	Total Gas	$315,717
	Hand/Machine Tools — 0.1%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 113,993
	Total Hand/Machine Tools	$113,993
	Healthcare-Products — 0.2%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 80,351
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	302,544
	Total Healthcare-Products	$382,895
	Healthcare-Services — 0.3%
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$ 457,003
70,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	65,254
	Total Healthcare-Services	$522,257
	Insurance — 1.9%
57,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 52,446
90,000	AXA SA, 8.60%, 12/15/30	118,766
200,000	Brown & Brown, Inc., 4.20%, 3/17/32	203,241
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	434,887
100,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	113,699
340,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	356,119
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	872,999
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	472,338
355,000(d)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	321,417
200,000	Primerica, Inc., 2.80%, 11/19/31	184,534
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	34,057
	Total Insurance	$3,164,503
	Iron & Steel — 0.1%
75,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 74,004
95,000	Commercial Metals Co., 4.375%, 3/15/32	88,231
	Total Iron & Steel	$162,235
	Lodging — 0.5%
5,000	Marriott International, Inc. Series EE, 5.75%, 5/1/25	$ 5,314
100,000	Marriott International, Inc. Series FF, 4.625%, 6/15/30	103,582

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
520,000	Marriott International, Inc. Series GG, 3.50%, 10/15/32	$ 495,050
220,000	Sands China, Ltd., 4.375%, 6/18/30	198,658
	Total Lodging	$802,604
	Machinery-Construction & Mining — 0.1%
205,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 191,697
	Total Machinery-Construction & Mining	$191,697
	Media — 0.4%
40,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 35,700
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	263,902
135,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	134,622
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	167,258
33,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	6,848
	Total Media	$608,330
	Mining — 0.6%
220,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 201,280
200,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	208,418
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	313,393
266,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	251,609
65,000	Novelis Corp., 3.875%, 8/15/31 (144A)	59,453
	Total Mining	$1,034,153
	Miscellaneous Manufacturing — 0.3%
450,000	GE Capital Funding LLC, 4.55%, 5/15/32	$ 483,314
49,000	Hillenbrand, Inc., 3.75%, 3/1/31	44,835
	Total Miscellaneous Manufacturing	$528,149
	Multi-National — 0.3%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 189,317
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	226,849
	Total Multi-National	$416,166
	Oil & Gas — 1.2%
408,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 504,161
640,000	Lundin Energy Finance BV, 3.10%, 7/15/31 (144A)	592,778
150,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	157,050
125,000	Petroleos Mexicanos, 6.70%, 2/16/32	118,750
120,000	Phillips 66, 2.15%, 12/15/30	106,601
90,000	Phillips 66, 3.85%, 4/9/25	91,905
60,000	Valero Energy Corp., 4.00%, 6/1/52	56,357
312,000	Valero Energy Corp., 6.625%, 6/15/37	384,421
	Total Oil & Gas	$2,012,023
	Pharmaceuticals — 0.8%
60,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 55,725
166,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	170,284
19,281	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	20,051
70,967	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	77,682
41,476	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	45,866
103,411	CVS Pass-Through Trust, 6.036%, 12/10/28	110,851
95,181	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	114,256

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
286,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	$ 259,225
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	192,224
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	210,388
	Total Pharmaceuticals	$1,256,552
	Pipelines — 2.5%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 71,514
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	176,239
84,000	DCP Midstream Operating LP, 5.60%, 4/1/44	88,264
40,000	Energy Transfer LP, 4.15%, 9/15/29	40,123
479,000	Energy Transfer LP, 4.95%, 5/15/28	496,899
224,000	Energy Transfer LP, 5.35%, 5/15/45	230,707
140,000	Energy Transfer LP, 6.00%, 6/15/48	155,121
528,000(d)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	517,440
20,000	EnLink Midstream LLC, 5.375%, 6/1/29	20,000
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	236,600
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	115,575
373,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	376,977
340,000	MPLX LP, 4.25%, 12/1/27	351,324
230,000	MPLX LP, 4.95%, 3/14/52	240,095
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	214,768
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	451,735
89,000	Williams Cos., Inc., 7.75%, 6/15/31	111,516
250,000	Williams Cos., Inc. Series A, 7.50%, 1/15/31	310,670
	Total Pipelines	$4,205,567
	Real Estate — 0.1%
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 166,409
	Total Real Estate	$166,409
	REITs — 1.5%
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$ 25,594
130,000	Corporate Office Properties LP, 2.00%, 1/15/29	114,387
195,000	Corporate Office Properties LP, 2.75%, 4/15/31	175,079
140,000	Corporate Office Properties LP, 2.90%, 12/1/33	123,607
64,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	58,067
190,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	180,500
255,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30	242,431
63,000	Highwoods Realty LP, 2.60%, 2/1/31	57,172
290,000	Highwoods Realty LP, 3.625%, 1/15/23	291,339
105,000	Highwoods Realty LP, 4.125%, 3/15/28	106,605
193,000	Iron Mountain, Inc., 4.50%, 2/15/31 (144A)	178,237
38,000	iStar, Inc., 4.25%, 8/1/25	37,562
285,000	LXP Industrial Trust, 2.375%, 10/1/31	252,837
165,000	LXP Industrial Trust, 2.70%, 9/15/30	152,259
235,000(c)	SBA Tower Trust Series 2014-2A Class C, 3.869%, 10/8/24 (144A)	237,374
59,000	Starwood Property Trust, Inc., 4.375%, 1/15/27 (144A)	57,230
120,000	Sun Communities Operating LP, 2.30%, 11/1/28	108,930
180,000	UDR, Inc., 4.40%, 1/26/29	189,151
	Total REITs	$2,588,361

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 0.7%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 49,319
55,000	AutoNation, Inc., 2.40%, 8/1/31	47,892
245,000	AutoNation, Inc., 3.85%, 3/1/32	237,209
125,000	AutoNation, Inc., 4.75%, 6/1/30	130,300
27,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	24,943
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	342,912
295,000	Lowe's Cos., Inc., 3.75%, 4/1/32	298,420
	Total Retail	$1,130,995
	Semiconductors — 0.6%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 30,844
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	416,607
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	129,715
100,000	Broadcom, Inc., 4.30%, 11/15/32	101,614
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	280,446
	Total Semiconductors	$959,226
	Software — 0.5%
485,000	Autodesk, Inc., 2.40%, 12/15/31	$ 436,517
459,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	415,658
	Total Software	$852,175
	Telecommunications — 0.7%
255,000	Altice France SA, 5.50%, 1/15/28 (144A)	$ 236,461
70,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	66,407
40,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	37,300
315,000	Motorola Solutions, Inc., 2.30%, 11/15/30	276,856
198,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	203,912
145,000	T-Mobile USA, Inc., 2.55%, 2/15/31	131,505
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32 (144A)	158,917
	Total Telecommunications	$1,111,358
	Total Corporate Bonds (Cost $54,323,417)	$51,621,591

Shares
	Convertible Preferred Stocks — 1.5% of Net Assets
	Banks — 1.5%
267(f)	Bank of America Corp., 7.25%	$ 350,437
1,667(f)	Wells Fargo & Co., 7.50%	2,208,775
	Total Banks	$2,559,212
	Total Convertible Preferred Stocks (Cost $2,678,008)	$2,559,212

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Municipal Bonds — 0.0%† of Net Assets(g)
	Virginia — 0.0%†
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 51,806
	Total Virginia	$51,806
	Total Municipal Bonds (Cost $52,530)	$51,806

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
50,000(h)(i)+	Lorenz Re 2018, 7/1/22	$ —
25,723(h)(i)+	Lorenz Re 2019, 6/30/22	2,984
		$2,984
	Total Reinsurance Sidecars	$2,984
	Total Insurance-Linked Securities (Cost $17,622)	$2,984

Principal Amount USD ($)
	Foreign Government Bonds — 0.5% of Net Assets
	Chile — 0.1%
300,000	Chile Government International Bond, 3.100%, 5/7/41	$ 264,861
	Total Chile	$264,861
	Mexico — 0.4%
200,000	Mexico Government International Bond, 3.500%, 2/12/34	$ 185,860
475,000	Mexico Government International Bond, 4.600%, 2/10/48	453,017
	Total Mexico	$638,877
	Total Foreign Government Bonds (Cost $936,348)	$903,738

	U.S. Government and Agency Obligations — 55.5% of Net Assets
977,154	Fannie Mae, 1.500%, 11/1/41	$ 886,095
594,259	Fannie Mae, 1.500%, 1/1/42	538,844
395,345	Fannie Mae, 1.500%, 1/1/42	358,508
496,279	Fannie Mae, 1.500%, 2/1/42	450,069
199,314	Fannie Mae, 1.500%, 3/1/42	180,731
500,000	Fannie Mae, 2.000%, 4/1/42	469,464
11,845	Fannie Mae, 2.500%, 7/1/30	11,734
10,878	Fannie Mae, 2.500%, 7/1/30	10,780
19,488	Fannie Mae, 2.500%, 7/1/30	19,312
36,970	Fannie Mae, 2.500%, 2/1/43	35,731
7,994	Fannie Mae, 2.500%, 2/1/43	7,667
6,863	Fannie Mae, 2.500%, 3/1/43	6,634
6,983	Fannie Mae, 2.500%, 8/1/43	6,750
18,284	Fannie Mae, 2.500%, 4/1/45	17,609
23,072	Fannie Mae, 2.500%, 4/1/45	22,218

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,756	Fannie Mae, 2.500%, 4/1/45	$ 8,391
17,218	Fannie Mae, 2.500%, 4/1/45	16,585
6,910	Fannie Mae, 2.500%, 4/1/45	6,654
9,331	Fannie Mae, 2.500%, 4/1/45	8,987
23,286	Fannie Mae, 2.500%, 4/1/45	22,414
22,763	Fannie Mae, 2.500%, 8/1/45	21,877
676,165	Fannie Mae, 2.500%, 10/1/51	646,848
985,938	Fannie Mae, 2.500%, 12/1/51	944,533
995,397	Fannie Mae, 2.500%, 1/1/52	954,204
1,500,000	Fannie Mae, 2.500%, 4/1/52 (TBA)	1,432,969
7,879	Fannie Mae, 3.000%, 3/1/29	7,963
40,910	Fannie Mae, 3.000%, 10/1/30	41,349
21,822	Fannie Mae, 3.000%, 8/1/42	21,826
198,985	Fannie Mae, 3.000%, 8/1/42	199,017
48,081	Fannie Mae, 3.000%, 9/1/42	48,088
90,129	Fannie Mae, 3.000%, 11/1/42	89,966
40,847	Fannie Mae, 3.000%, 12/1/42	40,849
42,441	Fannie Mae, 3.000%, 4/1/43	42,413
40,743	Fannie Mae, 3.000%, 5/1/43	40,737
86,153	Fannie Mae, 3.000%, 5/1/43	86,106
11,791	Fannie Mae, 3.000%, 5/1/43	11,792
16,456	Fannie Mae, 3.000%, 8/1/43	16,405
12,946	Fannie Mae, 3.000%, 9/1/43	12,853
14,684	Fannie Mae, 3.000%, 3/1/45	14,615
18,263	Fannie Mae, 3.000%, 4/1/45	18,176
104,516	Fannie Mae, 3.000%, 6/1/45	104,018
200,000	Fannie Mae, 3.000%, 3/1/52	196,325
8,000,000	Fannie Mae, 3.000%, 4/1/52 (TBA)	7,833,945
1,000,000	Fannie Mae, 3.000%, 5/1/52 (TBA)	976,679
9,322	Fannie Mae, 3.500%, 11/1/40	9,499
6,018	Fannie Mae, 3.500%, 10/1/41	6,144
66,002	Fannie Mae, 3.500%, 6/1/42	67,265
28,877	Fannie Mae, 3.500%, 7/1/42	29,475
28,269	Fannie Mae, 3.500%, 8/1/42	28,828
24,773	Fannie Mae, 3.500%, 8/1/42	25,290
51,447	Fannie Mae, 3.500%, 5/1/44	52,349
29,156	Fannie Mae, 3.500%, 12/1/44	29,755
130,734	Fannie Mae, 3.500%, 2/1/45	133,447
71,187	Fannie Mae, 3.500%, 6/1/45	72,483
122,572	Fannie Mae, 3.500%, 8/1/45	125,118
137,348	Fannie Mae, 3.500%, 9/1/45	140,557
33,517	Fannie Mae, 3.500%, 9/1/45	34,088
24,554	Fannie Mae, 3.500%, 9/1/45	24,974
158,106	Fannie Mae, 3.500%, 11/1/45	161,388
37,005	Fannie Mae, 3.500%, 5/1/46	37,725
6,807	Fannie Mae, 3.500%, 10/1/46	6,909
142,113	Fannie Mae, 3.500%, 1/1/47	144,373
110,072	Fannie Mae, 3.500%, 1/1/47	112,083
109,026	Fannie Mae, 3.500%, 12/1/47	110,584

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,000,000	Fannie Mae, 3.500%, 4/1/52 (TBA)	$ 6,015,117
1,000,000	Fannie Mae, 3.500%, 5/1/52 (TBA)	998,730
113,505	Fannie Mae, 4.000%, 10/1/40	118,866
13,995	Fannie Mae, 4.000%, 12/1/40	14,655
2,136	Fannie Mae, 4.000%, 11/1/41	2,228
3,082	Fannie Mae, 4.000%, 12/1/41	3,194
82,243	Fannie Mae, 4.000%, 1/1/42	86,091
24,480	Fannie Mae, 4.000%, 1/1/42	25,627
1,672	Fannie Mae, 4.000%, 1/1/42	1,750
20,271	Fannie Mae, 4.000%, 2/1/42	21,172
23,403	Fannie Mae, 4.000%, 4/1/42	24,501
50,034	Fannie Mae, 4.000%, 5/1/42	52,382
71,706	Fannie Mae, 4.000%, 7/1/42	75,067
152,754	Fannie Mae, 4.000%, 8/1/42	160,618
51,136	Fannie Mae, 4.000%, 8/1/43	53,142
46,277	Fannie Mae, 4.000%, 11/1/43	48,350
6,314	Fannie Mae, 4.000%, 4/1/46	6,539
36,452	Fannie Mae, 4.000%, 7/1/46	37,768
61,662	Fannie Mae, 4.000%, 7/1/46	63,878
38,009	Fannie Mae, 4.000%, 8/1/46	39,467
10,168	Fannie Mae, 4.000%, 11/1/46	10,513
17,550	Fannie Mae, 4.000%, 11/1/46	18,173
46,289	Fannie Mae, 4.000%, 4/1/47	48,050
42,726	Fannie Mae, 4.000%, 4/1/47	44,238
22,488	Fannie Mae, 4.000%, 6/1/47	23,313
10,127	Fannie Mae, 4.000%, 6/1/47	10,453
24,783	Fannie Mae, 4.000%, 6/1/47	25,767
31,527	Fannie Mae, 4.000%, 6/1/47	32,590
11,842	Fannie Mae, 4.000%, 7/1/47	12,192
32,847	Fannie Mae, 4.000%, 7/1/47	33,984
58,548	Fannie Mae, 4.000%, 12/1/47	60,182
29,212	Fannie Mae, 4.000%, 8/1/48	29,945
11,779	Fannie Mae, 4.000%, 7/1/50	12,100
82,513	Fannie Mae, 4.000%, 11/1/50	84,366
33,844	Fannie Mae, 4.000%, 12/1/50	34,593
18,409	Fannie Mae, 4.000%, 1/1/51	18,816
22,367	Fannie Mae, 4.000%, 2/1/51	22,865
28,949	Fannie Mae, 4.000%, 4/1/51	29,592
57,453	Fannie Mae, 4.000%, 6/1/51	58,736
10,860	Fannie Mae, 4.000%, 7/1/51	11,099
71,708	Fannie Mae, 4.000%, 7/1/51	73,610
152,556	Fannie Mae, 4.000%, 7/1/51	155,929
202,066	Fannie Mae, 4.000%, 8/1/51	206,574
3,000,000	Fannie Mae, 4.000%, 4/1/52 (TBA)	3,064,687
3,000,000	Fannie Mae, 4.000%, 5/1/52 (TBA)	3,053,095
14,176	Fannie Mae, 4.500%, 11/1/40	15,048
2,322	Fannie Mae, 4.500%, 4/1/41	2,473
119,891	Fannie Mae, 4.500%, 5/1/41	127,373
101,770	Fannie Mae, 4.500%, 5/1/41	107,837

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
46,497	Fannie Mae, 4.500%, 5/1/41	$ 49,532
238,513	Fannie Mae, 4.500%, 6/1/44	252,721
92,872	Fannie Mae, 4.500%, 5/1/49	97,082
64,286	Fannie Mae, 4.500%, 4/1/50	67,167
9,000,000	Fannie Mae, 4.500%, 4/1/52 (TBA)	9,336,094
34,124	Fannie Mae, 5.000%, 5/1/31	36,210
2,844	Fannie Mae, 5.000%, 6/1/40	3,080
1,596	Fannie Mae, 5.000%, 7/1/40	1,716
2,815	Fannie Mae, 5.500%, 9/1/33	3,048
3,475	Fannie Mae, 5.500%, 12/1/34	3,752
12,190	Fannie Mae, 5.500%, 10/1/35	13,295
2,327	Fannie Mae, 6.000%, 9/1/29	2,526
524	Fannie Mae, 6.000%, 10/1/32	560
2,180	Fannie Mae, 6.000%, 11/1/32	2,328
5,797	Fannie Mae, 6.000%, 11/1/32	6,188
7,152	Fannie Mae, 6.000%, 4/1/33	7,708
2,515	Fannie Mae, 6.000%, 5/1/33	2,687
3,695	Fannie Mae, 6.000%, 6/1/33	3,945
12,626	Fannie Mae, 6.000%, 7/1/34	13,776
1,529	Fannie Mae, 6.000%, 9/1/34	1,644
427	Fannie Mae, 6.000%, 7/1/38	456
624	Fannie Mae, 6.500%, 4/1/29	695
1,331	Fannie Mae, 6.500%, 1/1/32	1,429
842	Fannie Mae, 6.500%, 2/1/32	917
1,456	Fannie Mae, 6.500%, 3/1/32	1,563
2,458	Fannie Mae, 6.500%, 4/1/32	2,639
1,581	Fannie Mae, 6.500%, 8/1/32	1,703
1,047	Fannie Mae, 6.500%, 8/1/32	1,125
16,950	Fannie Mae, 6.500%, 7/1/34	18,391
529	Fannie Mae, 7.000%, 11/1/29	530
505	Fannie Mae, 7.000%, 9/1/30	506
326	Fannie Mae, 7.000%, 7/1/31	333
1,272	Fannie Mae, 7.000%, 1/1/32	1,416
306	Fannie Mae, 7.500%, 2/1/31	338
2,157	Fannie Mae, 8.000%, 10/1/30	2,391
490,739	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	444,931
99,291	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	90,025
99,296	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	90,030
493,932	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	447,825
198,105	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	179,619
296,599	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	268,921
99,433	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	90,154
285,877	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	273,511
20,167	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	20,397
10,150	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	10,159
16,831	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	16,845
92,004	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	92,082
21,248	Federal Home Loan Mortgage Corp., 3.000%, 1/1/43	21,257
57,355	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	57,345

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36,922	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	$ 36,953
31,781	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	31,795
87,820	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	87,831
34,775	Federal Home Loan Mortgage Corp., 3.000%, 5/1/43	34,769
74,315	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	74,011
28,232	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	28,117
24,688	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	24,582
100,000	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	98,163
24,019	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	24,698
6,894	Federal Home Loan Mortgage Corp., 3.500%, 10/1/40	7,025
22,296	Federal Home Loan Mortgage Corp., 3.500%, 5/1/42	22,775
21,505	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	21,968
24,153	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	24,673
101,021	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	103,151
86,698	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	88,492
149,584	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	152,606
101,696	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	103,760
151,039	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	154,295
134,243	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	136,963
180,264	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	183,382
10,327	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	10,491
106,072	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	111,123
66,560	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	69,738
9,389	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	9,735
38,892	Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	40,513
47,836	Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	49,854
44,683	Federal Home Loan Mortgage Corp., 4.000%, 8/1/46	46,389
13,729	Federal Home Loan Mortgage Corp., 4.000%, 3/1/47	14,211
64,547	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	66,689
121,109	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	125,455
70,944	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	73,824
33,958	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	35,116
26,290	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	27,258
57,532	Federal Home Loan Mortgage Corp., 4.000%, 5/1/47	59,442
11,408	Federal Home Loan Mortgage Corp., 4.000%, 6/1/47	11,784
20,468	Federal Home Loan Mortgage Corp., 4.000%, 7/1/47	21,246
47,024	Federal Home Loan Mortgage Corp., 4.000%, 10/1/47	48,337
29,606	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	30,323
44,211	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	45,243
12,981	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	13,327
13,919	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	14,293
37,231	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	38,265
95,103	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	97,208
15,296	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	15,672
23,818	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	24,477
136,577	Federal Home Loan Mortgage Corp., 4.500%, 7/1/49	142,071
192,400	Federal Home Loan Mortgage Corp., 4.500%, 8/1/49	200,167
1,998	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	2,163
2,180	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	2,360

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,859	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	$ 5,264
11,116	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	12,044
5,690	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	6,238
7,454	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	8,205
1,354	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	1,446
2,503	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	2,697
4,984	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	5,523
2,643	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,842
520	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	562
1,496	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	1,608
674	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	733
3,386	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	3,639
877	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	945
5,319	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	5,822
2,193	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,408
83	Federal Home Loan Mortgage Corp., 7.000%, 9/1/22	83
712	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	785
1,163	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	1,267
27,914	Federal Home Loan Mortgage Corp., 7.000%, 10/1/46	27,886
953	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	1,034
600,000	Government National Mortgage Association I, 2.500%, 4/20/52 (TBA)	582,563
2,800,000	Government National Mortgage Association I, 3.000%, 4/20/52 (TBA)	2,769,881
105,199	Government National Mortgage Association I, 3.500%, 11/15/41	107,973
36,714	Government National Mortgage Association I, 3.500%, 8/15/42	37,683
11,769	Government National Mortgage Association I, 3.500%, 10/15/42	12,124
38,861	Government National Mortgage Association I, 3.500%, 1/15/45	39,846
28,197	Government National Mortgage Association I, 3.500%, 8/15/46	28,546
1,000,000	Government National Mortgage Association I, 3.500%, 4/20/52 (TBA)	1,006,270
42,369	Government National Mortgage Association I, 4.000%, 1/15/25	44,297
54,431	Government National Mortgage Association I, 4.000%, 8/15/43	58,282
204,799	Government National Mortgage Association I, 4.000%, 3/15/44	211,995
14,094	Government National Mortgage Association I, 4.000%, 9/15/44	14,873
29,291	Government National Mortgage Association I, 4.000%, 4/15/45	30,902
48,366	Government National Mortgage Association I, 4.000%, 6/15/45	51,010
5,119	Government National Mortgage Association I, 4.000%, 7/15/45	5,422
6,784	Government National Mortgage Association I, 4.000%, 8/15/45	7,090
29,757	Government National Mortgage Association I, 4.500%, 5/15/39	32,067
1,102	Government National Mortgage Association I, 4.500%, 8/15/41	1,183
4,159	Government National Mortgage Association I, 5.500%, 3/15/33	4,446
5,503	Government National Mortgage Association I, 5.500%, 7/15/33	6,088
15,389	Government National Mortgage Association I, 5.500%, 8/15/33	17,126
7,981	Government National Mortgage Association I, 5.500%, 10/15/34	8,609
4,590	Government National Mortgage Association I, 6.000%, 4/15/28	5,036
3,947	Government National Mortgage Association I, 6.000%, 2/15/29	4,220
5,557	Government National Mortgage Association I, 6.000%, 9/15/32	6,026
1,232	Government National Mortgage Association I, 6.000%, 10/15/32	1,315
12,635	Government National Mortgage Association I, 6.000%, 11/15/32	13,527
5,527	Government National Mortgage Association I, 6.000%, 11/15/32	5,951
3,558	Government National Mortgage Association I, 6.000%, 1/15/33	3,991

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,026	Government National Mortgage Association I, 6.000%, 12/15/33	$ 9,747
5,138	Government National Mortgage Association I, 6.000%, 8/15/34	5,722
7,490	Government National Mortgage Association I, 6.000%, 8/15/34	7,999
674	Government National Mortgage Association I, 6.500%, 3/15/26	720
825	Government National Mortgage Association I, 6.500%, 6/15/28	881
1,932	Government National Mortgage Association I, 6.500%, 6/15/28	2,081
165	Government National Mortgage Association I, 6.500%, 2/15/29	176
5,794	Government National Mortgage Association I, 6.500%, 5/15/29	6,248
2,050	Government National Mortgage Association I, 6.500%, 5/15/29	2,224
7,920	Government National Mortgage Association I, 6.500%, 7/15/31	8,464
2,699	Government National Mortgage Association I, 6.500%, 9/15/31	2,884
5,044	Government National Mortgage Association I, 6.500%, 10/15/31	5,390
2,038	Government National Mortgage Association I, 6.500%, 12/15/31	2,177
1,051	Government National Mortgage Association I, 6.500%, 12/15/31	1,123
857	Government National Mortgage Association I, 6.500%, 4/15/32	916
298	Government National Mortgage Association I, 6.500%, 4/15/32	319
649	Government National Mortgage Association I, 6.500%, 6/15/32	715
1,233	Government National Mortgage Association I, 6.500%, 6/15/32	1,317
4,085	Government National Mortgage Association I, 6.500%, 7/15/32	4,365
10,060	Government National Mortgage Association I, 6.500%, 12/15/32	11,073
10,123	Government National Mortgage Association I, 7.000%, 7/15/26	10,376
857	Government National Mortgage Association I, 7.000%, 9/15/27	867
10,584	Government National Mortgage Association I, 7.000%, 2/15/28	10,879
2,378	Government National Mortgage Association I, 7.000%, 11/15/28	2,504
1,877	Government National Mortgage Association I, 7.000%, 1/15/29	1,994
1,383	Government National Mortgage Association I, 7.000%, 6/15/29	1,402
309	Government National Mortgage Association I, 7.000%, 7/15/29	311
1,363	Government National Mortgage Association I, 7.000%, 7/15/29	1,434
531	Government National Mortgage Association I, 7.000%, 12/15/30	538
1,370	Government National Mortgage Association I, 7.000%, 2/15/31	1,389
1,488	Government National Mortgage Association I, 7.000%, 8/15/31	1,657
2,132	Government National Mortgage Association I, 7.000%, 5/15/32	2,140
31	Government National Mortgage Association I, 7.500%, 10/15/22	31
35	Government National Mortgage Association I, 7.500%, 6/15/23	35
1,456	Government National Mortgage Association I, 7.500%, 10/15/29	1,491
3,075	Government National Mortgage Association II, 3.500%, 3/20/45	3,112
5,132	Government National Mortgage Association II, 3.500%, 4/20/45	5,235
17,297	Government National Mortgage Association II, 3.500%, 4/20/45	17,541
9,887	Government National Mortgage Association II, 3.500%, 4/20/45	10,068
40,658	Government National Mortgage Association II, 3.500%, 1/20/46	41,565
20,630	Government National Mortgage Association II, 3.500%, 3/20/46	21,049
77,284	Government National Mortgage Association II, 3.500%, 11/20/46	78,576
9,977	Government National Mortgage Association II, 4.000%, 8/20/39	10,489
12,085	Government National Mortgage Association II, 4.000%, 7/20/42	12,706
152,554	Government National Mortgage Association II, 4.000%, 7/20/44	160,394
15,005	Government National Mortgage Association II, 4.000%, 9/20/44	15,776
16,442	Government National Mortgage Association II, 4.000%, 3/20/46	16,950
48,697	Government National Mortgage Association II, 4.000%, 10/20/46	50,742
37,055	Government National Mortgage Association II, 4.000%, 2/20/48	38,788

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
49,651	Government National Mortgage Association II, 4.000%, 4/20/48	$ 51,974
4,494	Government National Mortgage Association II, 4.500%, 9/20/41	4,792
25,546	Government National Mortgage Association II, 4.500%, 5/20/43	27,220
80,582	Government National Mortgage Association II, 4.500%, 1/20/44	86,600
53,270	Government National Mortgage Association II, 4.500%, 9/20/44	56,292
20,566	Government National Mortgage Association II, 4.500%, 10/20/44	21,907
41,623	Government National Mortgage Association II, 4.500%, 11/20/44	44,477
116,988	Government National Mortgage Association II, 4.500%, 2/20/48	122,798
5,742	Government National Mortgage Association II, 6.000%, 11/20/33	6,273
1,079	Government National Mortgage Association II, 6.500%, 8/20/28	1,156
1,713	Government National Mortgage Association II, 6.500%, 12/20/28	1,834
1,082	Government National Mortgage Association II, 6.500%, 9/20/31	1,196
1,025	Government National Mortgage Association II, 7.000%, 5/20/26	1,076
3,484	Government National Mortgage Association II, 7.000%, 2/20/29	3,735
548	Government National Mortgage Association II, 7.000%, 1/20/31	601
271	Government National Mortgage Association II, 7.500%, 8/20/27	292
73	Government National Mortgage Association II, 8.000%, 8/20/25	77
11,500,000(j)	U.S. Treasury Bills, 4/5/22	11,499,821
12,000,000(j)	U.S. Treasury Bills, 4/12/22	11,999,468
7,200,000(j)	U.S. Treasury Bills, 4/14/22	7,199,571
8,000,000(j)	U.S. Treasury Bills, 4/26/22	7,999,292
	Total U.S. Government and Agency Obligations (Cost $94,255,342)	$93,382,179

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 120.6% (Cost $209,268,148)	$202,942,825
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 1.6%
	Closed-End Mutual Fund — 1.6% of Net Assets
327,907(k)	Pioneer ILS Interval Fund	$—	$—	$39,349	$ 2,738,022
	Total Investments in Affiliated Issuer — 1.6% (Cost $3,317,382)				$2,738,022
	OTHER ASSETS AND LIABILITIES — (22.2)%				$(37,428,654)
	net assets — 100.0%				$168,252,193

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2022, the value of these securities amounted to $68,465,876, or 40.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2022.
(b)	This term loan will settle after March 31, 2022, at which time the interest rate will be determined.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2022.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2022.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$ 9,548	$ —
Lorenz Re 2019	7/10/2019	8,074	2,984
Total Restricted Securities			$2,984
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
24	U.S. 2 Year Note (CBT)	6/30/22	$5,154,557	$5,086,125	$(68,432)
250	U.S. 5 Year Note (CBT)	6/30/22	29,314,902	28,671,875	(643,027)
65	U.S. Ultra Bond (CBT)	6/21/22	11,929,264	11,513,125	(416,139)
			$46,398,723	$45,271,125	$(1,127,598)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
90	U.S. 10 Year Note (CBT)	6/21/22	$(11,393,462)	$(11,058,750)	$334,712
68	U.S. 10 Year Ultra Bond (CBT)	6/21/22	(9,465,760)	(9,211,875)	253,885
			$(20,859,222)	$(20,270,625)	$588,597
TOTAL FUTURES CONTRACTS			$25,539,501	$25,000,500	$(539,001)

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
18,090,000	Markit CDX North America High Yield Series 38	Pay	5.00%	6/20/27	$(1,026,294)	$25,414	$(1,000,880)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(1,026,294)	$25,414	$(1,000,880)
TOTAL SWAP CONTRACTS					$(1,026,294)	$25,414	$(1,000,880)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$1,339,696	$—	$1,339,696
Asset Backed Securities	—	10,892,425	—	10,892,425
Collateralized Mortgage Obligations	—	27,634,496	—	27,634,496
Commercial Mortgage-Backed Securities	—	14,554,698	—	14,554,698
Corporate Bonds	—	51,621,591	—	51,621,591
Convertible Preferred Stocks	2,559,212	—	—	2,559,212
Municipal Bonds	—	51,806	—	51,806
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	—	—	2,984	2,984
Foreign Government Bonds	—	903,738	—	903,738
U.S. Government and Agency Obligations	—	93,382,179	—	93,382,179
Affiliated Mutual Funds	—	2,738,022	—	2,738,022
Total Investments in Securities	$2,559,212	$203,118,651	$2,984	$205,680,847
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(539,001)	$—	$—	$(539,001)
Swap contracts, at value	—	(1,000,880)	—	(1,000,880)
Total Other Financial Instruments	$(539,001)	$(1,000,880)	$—	$(1,539,881)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 12/31/21	$844
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	2,157
Accrued discounts/premiums	(17)
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 3/31/22	$2,984
*	Transfers are calculated on the beginning of period values. During the three months ended March 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2022:	$2,157